Stockholders' Equity (Details Narrative) - USD ($)				2 Months Ended	6 Months Ended
	May 25, 2018	Mar. 19, 2018	Oct. 04, 2017	Jun. 29, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares acquired in exchange for common stock			31,745,242		2,090,301
Precentage of issued and outstanding common stock diluted basis			90.00%
Common stock issued					38,674,265	35,272,626	31,745,242
Common stock shares outstanding					38,674,265	35,272,626	31,745,242
Recognization of license intangible asset					8,000,000
Additional Paid-In Capital [Member]
Recognization of license intangible asset					8,000,000
CoNCERT Pharmaceuticals, Inc [Member]
Common stock and a warrant purchase price per share		$ 3.83
Option exercised in exchange for common stock		$ 8,000,000
Number of shares acquired in exchange for common stock		2,090,301
Percentage of common stock holdings		6.58%
Precentage of issued and outstanding common stock diluted basis		5.93%
Common stock issued		35,272,626
Common stock shares outstanding		35,272,626
Controlling interest, description		Promet's controlling interest was reduced from 90% to 84%.
CoNCERT Pharmaceuticals, Inc [Member] | Additional Paid-In Capital [Member]
Recognization of license intangible asset					8,000,000
2018 Private Placement Transactions [Member]
Number of units sold				1,402,442
Purchase price per unit				$ 2.27
Gross proceeds from unit sold				$ 3,200,000
Common stock and a warrant purchase price per share				$ 2.724
Amount paid to placement agent				$ 167,526
Issued placement agent warrants to purchase shares				84,146
Warrants term				3 years
Notes receivable				$ 107,490
PoC Capital, LLC [Member]
Number of units sold	792,952
Purchase price per unit	$ 2.724
Common stock and a warrant purchase price per share	$ 2.724
Warrant expiry date	Jul. 29, 2021
Amount paid to placement agent	$ 108,000
Issued placement agent warrants to purchase shares	47,578
Warrants term	3 years
Amount financed under agreement	$ 1,800,000
Pledge Agreement with PoC [Member]
Number of units sold	396,476
Purchase price per unit	$ 2.27
Gross proceeds from unit sold	$ 20,000,000
Common stock and a warrant purchase price per share	$ 0.01
Amount paid to placement agent	$ 720,000
Pledge Agreement with PoC [Member] | First Tranche [Member]
Number of units sold	198,238
Pledge Agreement with PoC [Member] | Second Tranche [Member]
Number of units sold	198,238